Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest on credit facilities	$ 15,256	$ 20,376
Interest on long-term notes	90,830	86,431
Interest on lease obligations	448	610
Non-cash financing	6,617	4,735
Accretion on asset retirement obligations	8,978	13,713
Early redemption expense	3,312	0
Financing and interest	$ 125,441	$ 125,865